Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash at bank and in hand, subject to restriction	$ 179.8	$ 156.1